Equity, Share-based Payments Reserve (Details) - shares shares in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payments reserve [Abstract]
EIP options issued (in shares)		9,878	6,689
Options exercised (in shares)		(619)	(4,524)
Share-based payment reserve [Member]
Share-based payments reserve [Abstract]
Beginning balance (in shares)		14,601	11,736	17,148
EIP options issued (in shares)		9,877	6,689	4,436
Performance rights issued (in shares)	[1]	4,284	2,524	0
Options exercised (in shares)		(619)	(4,524)	(8,843)
Options lapsed (in shares)		(2,621)	(1,824)	(1,005)
Ending balance (in shares)		25,522	14,601	11,736

[1]	Relates to the acquisition of QSAM in the current period and Lightpoint in the prior year.